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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21823


                   	  Pioneer Series Trust V
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

       Pioneer Disciplined Growth Fund
       Schedule of Investments  11/30/2009 (unaudited)

Shares                                                       Value

       COMMON STOCKS - 98.0 %
       Energy - 3.9 %
       Oil & Gas Drilling - 2.1 %
7,278  Transocean Ltd. *                                   $621,468
       Oil & Gas Exploration & Production - 1.8 %
9,348  Anadarko Petroleum Corp.                            $556,486
       Total Energy                                        $1,177,954
       Materials - 3.7 %
       Diversified Chemical - 1.9 %
10,500 FMC Corp.                                           $587,895
       Paper Packaging - 1.8 %
27,800 Packaging Corp. of America                          $553,776
       Total Materials                                     $1,141,671
       Capital Goods - 7.9 %
       Aerospace & Defense - 4.2 %
9,700  Northrop Grumman Corp. *                            $531,560
11,219 United Technologies Corp.                            754,366
                                                           $1,285,926
       Construction & Engineering - 0.9 %
14,545 KBR, Inc.                                           $270,973
       Industrial Machinery - 1.0 %
13,000 Kennametal, Inc.                                    $292,500
       Trading Companies & Distributors - 1.8 %
5,600  W.W. Grainger, Inc.                                 $547,120
       Total Capital Goods                                 $2,396,519
       Transportation - 1.7 %
       Railroads - 1.7 %
11,000 CSX Corp.                                           $522,280
       Total Transportation                                $522,280
       Consumer Services - 4.4 %
       Restaurants - 4.4 %
11,537 McDonald's Corp.                                    $729,715
28,200 Starbucks Corp. *                                    617,580
                                                           $1,347,295
       Total Consumer Services                             $1,347,295
       Media - 1.6 %
       Movies & Entertainment - 1.6 %
16,100 Viacom, Inc. (Class B) *                            $477,204
       Total Media                                         $477,204
       Retailing - 4.1 %
       Apparel Retail - 4.1 %
30,200 Gap Inc.                                            $646,884
15,864 TJX Companies, Inc.                                  608,860
                                                           $1,255,744
       Total Retailing                                     $1,255,744
       Food & Drug Retailing - 4.3 %
       Hypermarkets & Supercenters - 4.3 %
24,074 Wal-Mart Stores, Inc.                               $1,313,237
       Total Food & Drug Retailing                         $1,313,237
       Food Beverage & Tobacco - 8.7 %
       Distillers & Vintners - 1.9 %
32,700 Constellation Brands, Inc. *                        $559,497
       Packaged Foods & Meats - 1.4 %
12,116 Hershey Foods Corp.                                 $428,543
       Tobacco - 5.4 %
7,000  Lorillard, Inc.                                     $545,370
23,000 Phillip Morris International, Inc.                   1,106,070
                                                           $1,651,440
       Total Food Beverage & Tobacco                       $2,639,480
       Household & Personal Products - 2.6 %
       Household Products - 2.6 %
9,600  Colgate-Palmolive Co.                               $808,224
       Total Household & Personal Products                 $808,224
       Health Care Equipment & Services - 5.1 %
       Health Care Services - 1.5 %
19,600 Omnicare, Inc.                                      $454,328
       Managed Health Care - 3.6 %
20,900 Aetna, Inc.                                         $608,399
17,128 United Healthcare Group, Inc.                        491,060
                                                           $1,099,459
       Total Health Care Equipment & Services              $1,553,787
       Pharmaceuticals & Biotechnology - 11.2 %
       Biotechnology - 4.0 %
10,986 Alexion Pharmaceuticals, Inc. *                     $498,215
12,574 Amgen, Inc. *                                        708,545
                                                           $1,206,760
       Pharmaceuticals - 7.2 %
9,700  Abbott Laboratories, Inc.                           $528,553
25,501 Bristol-Myers Squibb Co.                             645,430
30,900 Pfizer, Inc.                                         561,453
8,700  Teva Pharmaceutical Industries Ltd.                  459,273
                                                           $2,194,709
       Total Pharmaceuticals & Biotechnology               $3,401,469
       Banks - 0.9 %
       Diversified Banks - 0.9 %
10,200 Wells Fargo  & Co.                                  $286,008
       Total Banks                                         $286,008
       Diversified Financials - 2.4 %
       Asset Management & Custody Banks - 1.3 %
9,600  State Street Corp.                                  $396,480
       Specialized Finance - 1.1 %
1,000  CME Group, Inc.                                     $328,230
       Total Diversified Financials                        $724,710
       Insurance - 1.3 %
       Property & Casualty Insurance - 1.3 %
8,200  ACE Ltd. *                                          $399,422
       Total Insurance                                     $399,422
       Real Estate - 0.5 %
       Specialized Real Estate Investment Trust - 0.5 %
2,000  Public Storage, Inc.                                $159,160
       Total Real Estate                                   $159,160
       Software & Services - 14.1 %
       Application Software - 2.7 %
14,725 Citrix Systems, Inc. *                              $562,201
17,100 Nuance Communications, Inc. *                        259,749
                                                           $821,950
       Internet Software & Services - 4.3 %
2,245  Google Inc. *                                       $1,308,835
       Systems Software - 7.1 %
43,321 Microsoft Corp.                                     $1,274,071
40,054 Oracle Corp.                                         884,392
                                                           $2,158,463
       Total Software & Services                           $4,289,248
       Technology Hardware & Equipment - 13.9 %
       Communications Equipment - 5.6 %
54,056 Cisco Systems, Inc. *                               $1,264,910
9,900  Qualcomm, Inc.                                       445,500
                                                           $1,710,410
       Computer Hardware - 8.3 %
7,366  Apple Inc. *                                        $1,472,537
21,766 Hewlett-Packard Co.                                  1,067,840
                                                           $2,540,377
       Total Technology Hardware & Equipment               $4,250,787
       Semiconductors - 3.9 %
       Semiconductors - 3.9 %
17,523 Analog Devices, Inc.                                $525,515
34,600 Intel Corp.                                          664,321
                                                           $1,189,836
       Total Semiconductors                                $1,189,836
       Telecommunication Services - 0.8 %
       Integrated Telecommunication Services - 0.8 %
7,400  Verizon Communications, Inc.                        $232,804
       Total Telecommunication Services                    $232,804
       Utilities - 1.1 %
       Gas Utilities - 1.1 %
8,200  Questar Corp.                                       $325,294
       Total Utilities                                     $325,294
       TOTAL COMMON STOCKS
       (Cost  $24,943,755)                                 $29,892,133
       TOTAL INVESTMENT IN SECURITIES - 98.0%
       (Cost  $24,943,755)(a)                              $29,892,133
       OTHER ASSETS AND LIABILITIES - 2.0%                 $614,227
       TOTAL NET ASSETS - 100.0%                           $30,506,360

*      Non-income producing security.

(a) At November 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $24,970,067 was as follows:

       Aggregate gross unrealized gain for all investments
       in which there is an excess of value over tax cost  $5,032,129

       Aggregate gross unrealized loss for all investments
       in which there is an excess of tax cost over value   (110,063)

       Net unrealized gain                                 $4,922,066

       Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
       Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
      Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
       Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

       The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund's assets:

                          Level 1     Level 2     Level 3      Total

Common Stocks         $29,892,133       $0          $0      $29,892,133
Total                 $29,892,133       $0          $0      $29,892,133

           Pioneer Disciplined Value Fund
           Schedule of Investments  11/30/2009 (unaudited)

Shares                                                               Value
           COMMON STOCKS - 97.8 %
           Energy - 18.7 %
           Integrated Oil & Gas - 7.6 %
14,043     Chevron Corp.                                           $1,095,916
9,300      Occidental Petroleum Corp.                               751,347
                                                                   $1,847,263
           Oil & Gas Drilling - 1.8 %
5,085      Transocean, Ltd. *                                      $434,208
           Oil & Gas Equipment And Services - 2.5 %
20,507     Halliburton Co. *                                       $602,086
           Oil & Gas Exploration & Production - 6.8 %
9,264      Anadarko Petroleum Corp.                                $551,486
6,272      Apache Corp.                                             597,596
7,669      Devon Energy Corp.                                       516,507
                                                                   $1,665,589
           Total Energy                                            $4,549,146
           Materials - 3.5 %
           Diversified Chemical - 1.7 %
7,400      FMC Corp.                                               $414,326
           Paper Packaging - 1.8 %
22,300     Packaging Corp. of America                              $444,216
           Total Materials                                         $858,542
           Capital Goods - 9.0 %
           Aerospace & Defense - 4.0 %
8,300      Northrop Grumman Corp. *                                $454,840
7,704      United Technologies Corp.                                518,017
                                                                   $972,857
           Construction & Engineering - 0.9 %
11,957     KBR, Inc.                                               $222,759
           Industrial Conglomerates - 1.6 %
5,096      3M Co.                                                  $394,634
           Industrial Machinery - 0.9 %
9,300      Kennametal, Inc.                                        $209,250
           Trading Companies & Distributors - 1.6 %
4,100      W.W. Grainger, Inc.                                     $400,570
           Total Capital Goods                                     $2,200,070
           Transportation - 1.6 %
           Railroads - 1.6 %
7,500      Canadian National Railway Co.                           $394,500
           Total Transportation                                    $394,500
           Consumer Services - 2.1 %
           Restaurants - 2.1 %
8,212      McDonald's Corp.                                        $519,409
           Total Consumer Services                                 $519,409
           Media - 4.7 %
           Cable & Satellite - 2.3 %
38,100     Comcast Corp.                                           $558,927
           Movies & Entertainment - 2.4 %
19,383     Time Warner, Inc.                                       $595,446
           Total Media                                             $1,154,373
           Retailing - 2.3 %
           Apparel Retail - 2.3 %
26,400     Gap, Inc.                                               $565,488
           Total Retailing                                         $565,488
           Food & Drug Retailing - 1.7 %
           Drug Retail - 1.7 %
13,444     CVS/Caremark Corp.                                      $416,898
           Total Food & Drug Retailing                             $416,898
           Food Beverage & Tobacco - 3.3 %
           Distillers & Vintners - 2.3 %
33,360     Constellation Brands, Inc. *                            $570,790
           Tobacco - 1.0 %
4,800      Philip Morris International, Inc.                       $230,832
           Total Food Beverage & Tobacco                           $801,622
           Health Care Equipment & Services - 2.3 %
           Managed Health Care - 2.3 %
19,202     United Healthcare Group, Inc.                           $550,521
           Total Health Care Equipment & Services                  $550,521
           Pharmaceuticals & Biotechnology - 7.2 %
           Biotechnology - 1.3 %
5,534      Amgen, Inc. *                                           $311,841
           Pharmaceuticals - 5.9 %
17,841     Bristol-Myers Squibb Co.                                $451,556
54,182     Pfizer, Inc.                                             984,487
                                                                   $1,436,043
           Total Pharmaceuticals & Biotechnology                   $1,747,884
           Banks - 5.5 %
           Diversified Banks - 3.7 %
32,400     Wells Fargo  & Co.                                      $908,496
           Regional Banks - 1.8 %
75,100     KeyCorp                                                 $440,086
           Total Banks                                             $1,348,582
           Diversified Financials - 13.0 %
           Asset Management & Custody Banks - 5.9 %
4,849      Franklin Resources, Inc.                                $523,837
10,200     State Street Corp.                                       421,260
18,801     The Bank of New York Mellon Corp.                        500,859
                                                                   $1,445,956
           Diversified Finance Services - 1.7 %
9,900      J.P. Morgan Chase & Co.                                 $420,651
           Investment Banking & Brokerage - 2.8 %
21,300     Morgan Stanley                                          $672,654
           Specialized Finance - 2.6 %
1,900      CME Group, Inc.                                         $623,637
           Total Diversified Financials                            $3,162,898
           Insurance - 4.1 %
           Property & Casualty Insurance - 4.1 %
7,400      ACE Ltd. *                                              $360,454
11,986     The Traveler Companies, Inc.                             627,947
                                                                   $988,401
           Total Insurance                                         $988,401
           Real Estate - 1.6 %
           Specialized Real Estate Investment Trust - 1.6 %
4,885      Public Storage, Inc.                                    $388,748
           Total Real Estate                                       $388,748
           Software & Services - 1.2 %
           Systems Software - 1.2 %
9,585      Microsoft Corp.                                         $281,895
           Total Software & Services                               $281,895
           Technology Hardware & Equipment - 2.0 %
           Computer Hardware - 2.0 %
9,900      Hewlett-Packard Co.                                     $485,694
           Total Technology Hardware & Equipment                   $485,694
           Semiconductors - 1.6 %
           Semiconductors - 1.6 %
95,900     Atmel Corp. *                                           $380,723
           Total Semiconductors                                    $380,723
           Telecommunication Services - 5.4 %
           Integrated Telecommunication Services - 5.4 %
14,000     Century Telephone Enterprises, Inc.                     $498,260
25,954     Verizon Communications, Inc.                             816,513
                                                                   $1,314,773
           Total Telecommunication Services                        $1,314,773
           Utilities - 6.9 %
           Electric Utilities - 1.6 %
8,900      FirstEnergy Corp.                                       $383,412
           Gas Utilities - 1.7 %
10,700     Questar Corp.                                           $424,469
           Multi-Utilities - 3.6 %
14,300     Public Service Enterprise Group, Inc.                   $448,448
8,051      Sempra Energy                                            427,830
                                                                   $876,278
           Total Utilities                                         $1,684,159
           TOTAL COMMON STOCKS
           (Cost  $20,269,533)                                     $23,794,326
           TOTAL INVESTMENT IN SECURITIES - 97.8%
           (Cost  $20,269,533) (a)                                 $23,794,326
           OTHER ASSETS AND LIABILITIES - 2.2%                     $523,447
           TOTAL NET ASSETS - 100.0%                               $24,317,773

*          Non-income producing security.

(a) At November 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $20,296,347 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost              $3,540,705

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                (42,726)

           Net unrealized gain                                    $3,497,979

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund's assets:

                            Level 1    Level 2   Level 3     Total

Common stocks             $23,794,326    $0        $0    $23,794,326
Total                     $23,794,326    $0        $0    $23,794,326

           Pioneer Global Equity Fund
           Schedule of Investments  11/30/2009 (unaudited)
Shares                                                                Value
           COMMON STOCKS - 97.1 %
           Energy - 8.9 %
           Integrated Oil & Gas - 5.8 %
65,293     ConocoPhillips                                          $3,380,219
108,540    Repsol SA                                                2,967,196
85,480     Royal Dutch Shell Plc                                    2,543,213
                                                                   $8,890,628
           Oil & Gas Exploration & Production - 3.1 %
34,897     Apache Corp.                                            $3,324,986
21,384     Devon Energy Corp.                                       1,440,212
                                                                   $4,765,198
           Total Energy                                            $13,655,826
           Materials - 8.4 %
           Diversified Chemical - 1.7 %
41,317     Akzo Nobel NV                                           $2,607,460
           Fertilizers & Agricultural Chemicals - 1.8 %
48,973     Agrium, Inc.                                            $2,735,632
           Gold - 4.9 %
893,445    Lihir Gold Ltd.                                         $2,942,277
87,212     Newmont Mining Corp.                                     4,678,052
                                                                   $7,620,329
           Total Materials                                         $12,963,421
           Capital Goods - 10.8 %
           Aerospace & Defense - 7.3 %
146,780    Finmeccanica SpA                                        $2,424,320
70,075     Thales SA                                                3,425,583
79,530     United Technologies Corp.                                5,347,597
                                                                   $11,197,500
           Electrical Component & Equipment - 1.6 %
22,922     Schneider Electric SA                                   $2,492,568
           Industrial Machinery - 1.9 %
29,322     Flowserve Corp.                                         $2,916,366
           Total Capital Goods                                     $16,606,434
           Automobiles & Components - 1.4 %
           Tires & Rubber - 1.4 %
137,500    Bridgestone Corp.                                       $2,207,458
           Total Automobiles & Components                          $2,207,458
           Consumer Durables & Apparel - 3.8 %
           Apparel, Accessories & Luxury Goods - 2.1 %
56,904     Adidas-Salomon AG                                       $3,253,622
           Homebuilding - 1.7 %
437,000    Sekisui Chemical Co., Ltd. *                            $2,614,860
           Total Consumer Durables & Apparel                       $5,868,482
           Media - 4.8 %
           Cable & Satellite - 3.3 %
122,010    Comcast Corp.                                           $1,789,887
98,130     Eutelsat Communications SA                               3,202,985
                                                                   $4,992,872
           Movies & Entertainment - 1.5 %
82,742     Vivendi SA                                              $2,372,944
           Total Media                                             $7,365,816
           Food & Drug Retailing - 4.6 %
           Food Retail - 1.6 %
75,600     FamilyMart *                                            $2,496,868
           Hypermarkets & Supercenters - 3.0 %
84,058     Wal-Mart Stores, Inc.                                   $4,585,364
           Total Food & Drug Retailing                             $7,082,232
           Food Beverage & Tobacco - 3.7 %
           Packaged Foods & Meats - 1.4 %
71,956     Unilever Plc                                            $2,107,271
           Tobacco - 2.3 %
190,469    Altria Group, Inc.                                      $3,582,722
           Total Food Beverage & Tobacco                           $5,689,993
           Household & Personal Products - 2.8 %
           Household Products - 2.8 %
68,897     Procter & Gamble Co. *                                  $4,295,728
           Total Household & Personal Products                     $4,295,728
           Health Care Equipment & Services - 4.3 %
           Health Care Equipment - 2.3 %
84,749     Medtronic, Inc. *                                       $3,596,748
           Health Care Services - 2.0 %
51,403     DaVita, Inc. *                                          $3,045,114
           Total Health Care Equipment & Services                  $6,641,862
           Pharmaceuticals & Biotechnology - 7.5 %
           Pharmaceuticals - 7.5 %
78,334     Bristol-Myers Squibb Co.                                $1,982,634
22,090     Novartis AG                                              1,222,232
272,423    Pfizer, Inc.                                             4,949,926
14,093     Roche Holdings AG                                        2,300,861
14,521     Sanofi-Aventis SA                                        1,095,090
                                                                   $11,550,743
           Total Pharmaceuticals & Biotechnology                   $11,550,743
           Banks - 4.6 %
           Diversified Banks - 3.2 %
45,053     Societe Generale                                        $3,146,911
53,200     Sumitomo Mitsui Financial Group, Inc. *                  1,764,125
                                                                   $4,911,036
           Regional Banks - 1.4 %
365,551    KeyCorp                                                 $2,142,129
           Total Banks                                             $7,053,165
           Diversified Financials - 9.4 %
           Diversified Capital Markets - 3.7 %
65,574     CS Group                                                $3,371,947
148,390    UBS AG *                                                 2,282,446
                                                                   $5,654,393
           Diversified Finance Services - 1.6 %
156,684    Bank of America Corp.                                   $2,483,441
           Investment Banking & Brokerage - 4.1 %
67,018     Lazard Ltd.                                             $2,597,618
119,968    Morgan Stanley                                           3,788,589
                                                                   $6,386,207
           Total Diversified Financials                            $14,524,041
           Insurance - 1.3 %
           Multi-Line Insurance - 1.3 %
16,056     Allianz AG                                              $1,965,712
           Total Insurance                                         $1,965,712
           Real Estate - 1.5 %
           Diversified Real Estate Activities - 1.5 %
318,000    Henderson Land Development Co., Ltd.                    $2,286,211
           Total Real Estate                                       $2,286,211
           Software & Services - 3.6 %
           Home Entertainment Software - 0.9 %
83,417     Electronic Arts, Inc. *                                 $1,408,913
           Systems Software - 2.7 %
140,110    Microsoft Corp.                                         $4,120,635
           Total Software & Services                               $5,529,548
           Technology Hardware & Equipment - 10.1 %
           Communications Equipment - 2.1 %
138,888    Cisco Systems, Inc. *                                   $3,249,979
           Computer Hardware - 4.4 %
176,733    Dell, Inc. *                                            $2,495,470
86,788     Hewlett-Packard Co.                                      4,257,819
                                                                   $6,753,289
           Computer Storage & Peripherals - 1.9 %
65,312     Gemalto NV *                                            $2,885,288
           Office Electronics - 1.7 %
67,200     Canon, Inc.                                             $2,613,959
           Total Technology Hardware & Equipment                   $15,502,515
           Telecommunication Services - 2.4 %
           Wireless Telecommunication Services - 2.4 %
1,632,398  Vodafone Group Plc                                      $3,693,111
           Total Telecommunication Services                        $3,693,111
           Utilities - 3.2 %
           Electric Utilities - 1.6 %
63,021     E.On AG                                                 $2,486,493
           Independent Power Producer & Energy Traders - 1.6 %
552,162    International Power Plc                                 $2,503,554
           Total Utilities                                         $4,990,047
           TOTAL COMMON STOCKS
           (Cost  $126,220,108)                                  $149,472,345
           Rights/Warrants - 0.0 %
           Energy - 0.0 %
           Integrated Oil & Gas - 0.0 %
95,189     Royal Dutch Shell Rights Exp. 12/9/09 *                 $    0
           Total Energy                                            $
           (Cost  $0.00)                                           $    0
           TOTAL INVESTMENT IN SECURITIES - 97.1%
           (Cost  $126,220,108) (a)                              $149,472,345
           OTHER ASSETS AND LIABILITIES - 2.9%                     $4,445,162
           TOTAL NET ASSETS - 100.0%                               $153,917,5

*          Non-income producing security.

(a) At November 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $128,475,194 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost               $22,986,210

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value               (1,989,059)

           Net unrealized gain                                     $20,997,151

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund's assets:
                            Level 1      Level 2     Level 3      Total

Common stocks             $78,195,780  $71,276,565     $0     $149,472,345
Total                     $78,195,780  $71,276,565     $0     $149,472,345

               Pioneer High Income Municipal Fund
               Schedule of Investments  11/30/2009 (unaudited)

Principal Floating                                                   Value
Amount($) Rate (c)
                MUNICIPAL BONDS - 97.7 %
                Various States - 0.6 %
1,175,000 12.00 Non-Profit PFD Funding TRI Various State, Floating $ 878,242

               Alabama - 1.6 %
925,000        Huntsville-Redstone VLG Alabama, 5.5%, 1/1/43        $ 672,188
2,000,000      Huntsville-Redstone VLG Alabama, 6.875%, 1/1/43       1,776,800
                                                                    $2,448,988
               Arizona - 1.6 %
750,000        PIMA County Arizona, 8.5%, 7/1/2039                  $ 783,870
2,000,000      Pima County Arizona Development Authority, 7.0%, 1/1/ 1,724,200
                                                                    $2,508,070
               California - 6.6 %
1,250,000      California Statewide, 9.0%, 12/1/38                  $1,062,600
1,000,000      California Statewide Community Development Authority, 1,049,830
50,000,000     Golden State Tobacco Securitization Co., 0.00%, 6/1/4 1,726,000
1,500,000      Golden State Tobacco Security Corp. California, 5.125  969,885
3,250,000      Golden State Tobacco Security Corp. California, 5.75% 2,337,953
2,000,000      Los Angeles California Regulation, 7.50%, 12/01/24    1,856,060
1,500,000      Tobacco Securitization Authority Southern California
                  Settlement, 5.125%,  6/1/46                         972,195
400,000        Valley Health Systems California, 6.5%, 5/15/25        219,960
                                                                    $10,194,483
               Colorado - 4.6 %
1,000,000      City & County of Denver, 5.75%  10/01/32             $ 730,200
1,075,000      Colorado Educational, 5.625%,  12/01/36                819,043
2,500,000      Colorado Health Facilities Authority, 5.75%,  1/1/37  1,893,925
1,000,000      Colorado Springs Colorado Urban, 7.0%, 12/1/29         865,470
4,000,000      Denver Health & Hospital, 1.333%,  12/01/33           2,788,000
                                                                    $7,096,638
               Florida - 7.8 %
1,000,000      Greater Orlando Aviation Authority, 6.375%, 11/15/26 $ 843,040
2,000,000      Greater Orlando Aviation Authority, 6.5%, 11/15/36    1,596,740
1,380,000      Hillsborough County Florida Industrial Development, 6 1,249,673
4,200,000      Lee County Florida Industrial Development Authority,  2,980,572
1,965,000      Liberty County Florida, 8.25%, 7/1/28                 1,671,822
1,000,000      Miami Beach Florida Health Facilities, 5.375%, 11/15/  803,120
1,000,000      Miami Beach Florida Health Facilities, 6.75%, 11/15/2 1,005,750
1,890,000      Miami Beach Health Facilities Authority, 6.7%, 11/15/ 1,899,450
                                                                    $12,050,167
               Georgia - 0.9 %
500,000        Fulton County Georgia Water and Sewer Revenue, 5.0%, $ 363,410
1,500,000      Fulton County Georgia Water and Sewer Revenue, 5.125%  969,315
                                                                    $1,332,725
               Hawaii - 1.7 %
1,500,000      Hawaii State Dept Budget, 7.5%, 11/15/15             $1,516,290
1,000,000      Hawaii State Dept Budget, 9.0%, 11/15/44              1,055,760
                                                                    $2,572,050
               Iowa - 2.1 %
2,000,000      Iowa Finance Authority Senior Housing, 5.625% 12/1/45$1,139,960
3,250,000      Iowa Finance Authority, 5.5%, 11/15/37                2,073,208
                                                                    $3,213,168
               Illinois - 8.0 %
4,750,000      Chicago Illinois O'Hare International Airport, 5.5%, $2,434,423
4,000,000      Illinois Finance Authority, 5.625%  021537            3,161,280
1,500,000      Illinois Finance Authority, 6.25%, 11/15/35           1,269,690
500,000        Illinois Finance Authority, 7.0% 12/1/37               174,900
1,000,000      Illinois Finance Authority, 7.0% 12/1/42               349,800
3,875,000      Southwestern Illinois Development Authority Revenue,  2,725,830
2,500,000      Southwestern Illinois Development Authority Revenue,  2,216,075
                                                                    $12,331,998
               Indiana - 0.9 %
715,000        City of East Chicago, 5.5%  09/01/28                 $ 528,464
1,040,000      St Joseph County Indiana Education, 6.0%, 5/15/38      843,138
                                                                    $1,371,602
               Louisiana - 1.5 %
2,050,000      Louisiana Local Government Environmental, 6.75%, 11/1$2,080,812
235,000        Louisiana Public Facilities Authority Revenue, 6.25%,  230,413
                                                                    $2,311,225
               Massachusetts - 8.8 %
2,000,000      Massachusetts Sate Development Finance Agency, 6.75%,$1,700,940
1,750,000      Massachusetts Sate Development Finance Agency, 5.5%   1,405,793
3,000,000      Massachusetts Sate Development Finance Agency, 5.75%  2,143,500
3,500,000      Massachusetts State Health, 6.5%, 1/15/38             3,026,415
1,000,000      Massachusetts Development Finance Agency, 5.75%, 11/1  687,630
500,000        Massachusetts Development Finance Agency, 8.0%, 4/15/  548,885
2,500,000      Massachusetts Development Finance Agency, 7.25%, 6/1/ 2,491,075
500,000        Massachusetts Development Finance Agency, 7.5%, 6/1/2  483,685
1,000,000      Massachusetts Development Finance Agency, 7.875%, 6/1  973,790
                                                                    $13,461,713
               Michigan - 5.8 %
160,000        Doctor Charles Drew Academy, 5.7%, 11/1/36           $  96,160
3,000,000      Flint Michigan International Academy, 5.75% , 10/1/37 2,410,350
1,450,000      Michigan Public Educational Facilities Authority Reve 1,055,876
1,000,000      Michigan Pub Educational Facilities Authority Revenue  873,370
500,000        Michigan Public Educational Facilities Authority, 8.7  538,765
2,750,000      Michigan State Hospital Finance Authority, 5.50%, 11/ 2,028,620
2,500,000      Michigan Tobacco Settlement Finance, 6.0%, 6/1/48     1,900,800
                                                                    $8,903,941
               Minnesota - 1.1 %
1,500,000      City of Brooklyn Park Minnesota, 9.25%  03/01/39     $1,644,405
                                                                    $1,644,405
               Missouri - 1.0 %
1,000,000      Grundy City Missouri Industrial, 6.75%, 9/1/34       $ 991,550
500,000        St. Louis Missouri Development Authority, 7.2%, 12/15  173,485
1,260,000      St. Louis MO Industrial Development Revenue, 7.25%, 1  436,943
                                                                    $1,601,978
               Montana - 0.7 %
2,215,000      Hardin Montana Tax Increment, 0.0%, 9/1/31           $1,086,170
                                                                    $1,086,170
               Nebraska - 1.4 %
3,250,000      Grand Island NEB Solid Waste, 7.0%, 6/1/23           $2,215,525
                                                                    $2,215,525
               New Jersey - 5.1 %
2,300,000      New Jersey Economic Development Authority, 9.0%, 6/1/$2,386,526
2,000,000      New Jersey Economic Development Authority, 6.25%, 9/1 1,777,600
500,000        New Jersey Economic Development Authority, 6.625%, 09  487,865
8,400,000      Tobacco Settlement Financing Corp., 0.0%,  06/1/41     418,656
4,295,000      Tobacco Settlement Financing Corp., 5.0%, 6/1/41      2,803,132
                                                                    $7,873,779
               New Mexico - 0.8 %
1,000,000      County of Otero New Mexico, 8.25%,  12/1/23          $ 998,440
255,000        Otero County New Mexico Jail Project Revenue, 6.0%, 4  205,670
                                                                    $1,204,110
               Nevada - 0.0 %
430,000        Director State Nevada Department Business, 7.375%, 01$  21,500
                                                                    $  21,500
               New York - 5.7 %
3,000,000      Erie County NY, 6.0%, 11/15/36                       $2,367,720
500,000        Nassau County Industrial Development, 6.7%, 1/1/43     438,215
775,000        New York City Industrial, 7.5%  08/1/16                745,504
1,000,000      New York City Industrial Development Agency, 8.0%, 8/  962,440
4,100,000      New York City, NY, Industrial, 6.9%, 8/1/24           2,820,964
2,000,000      New York NY City Transportation Finance, 5.125%, 5/15 1,435,340
                                                                    $8,770,183
               Ohio - 6.5 %
2,750,000      Buckeye Ohio Tobacco Settlement, 6.50%, 6/1/47       $2,143,845
55,000,000     Buckeye Tobacco Settlement Financing Authority, 0%, 6 2,256,100
1,970,000      Buckeye Tobacco Settlement Financing Authority, 5.875 1,396,612
2,000,000      Cleveland Ohio Airport Revenue, 5.375%, 9/15/27       1,475,640
1,510,000      Ohio State Pollution Control Revenue, 5.6%, 8/1/32    1,104,323
1,020,000      Ohio State Pollution Control Revenue, 5.65%, 3/1/33    744,161
1,065,000      Tuscarawas County Ohio Hospital, 6.35%, 11/1/37        932,546
                                                                    $10,053,227
               Oklahoma - 1.0 %
100,000        Jackson County Oklahoma Memorial Hospital, 7.3%, 08/1$ 100,047
1,600,000      Tulsa Municipal Airport Trust, 7.75%,  6/1/35         1,504,000
                                                                    $1,604,047
               Pennsylvania - 1.5 %
2,900,000      Pennsylvania Economic Development Financing Authority$2,248,602
                                                                    $2,248,602
               Rhode Island - 1.4 %
2,100,000      Central Falls Rhode Island Detention Facility Corp., $1,776,810
17,200,000     Tobacco Settlement, 0.00%, 6/1/52                      371,520
                                                                    $2,148,330
               Texas - 13.1 %
2,000,000      City of Houston Texas, 7.0%, 7/1/29                  $1,803,600
1,500,000 9.13 Dallas-Fort Worth Texas International Airport, Floati 1,166,235
470,000        Dallas-Fort Worth Texas International Airport, 6.0%,   364,245
2,000,000      Dallas-Fort Worth International Airport, 5.5%, 11/1/301,011,080
485,000        Gulf Coast Waste Disposal Authority, Texas Revenue, 7  243,829
5,000,000      Harris County-Houston, 0.00%, 11/15/29                1,010,950
5,000,000      Harris County-Houston Sports, 0.00%, 11/15/31          850,100
2,500,000      HFDC of Central Texas, 7.75%  11/15/44                2,422,500
3,500,000      Houston Texas Airport Revenue, 6.75%, 7/1/29          3,070,445
4,000,000      Tarrant County Cultural, 8.25%  11/15/44              3,862,600
500,000        Tarrant County Cultural Educational Facilities Financ  524,470
1,000,000      Texas Midwest Public Facility Corp., 9.0%, 10/1/30    1,030,730
3,420,000      Willacy County Texas Local Government, 6.875%, 9/1/28 2,845,714
                                                                    $20,206,498
               Utah - 0.7 %
1,400,000      Spanish Fork City Utah Charter, 5.7%, 11/15/36 (144A)$1,091,552
                                                                    $1,091,552
               Virginia - 1.4 %
53,095,000     Tobacco Settlement Financing Authority, 0.00%, 6/1/47$2,154,595
                                                                    $2,154,595
               Washington - 2.1 %
500,000        Washington State Housing Finance, 5.25%, 1/1/17      $ 462,120
1,000,000      Washington State Housing Finance, 5.625% 1/1/27        807,970
2,750,000      Washington State Housing Finance, 5.625% 1/1/38       2,025,953
                                                                    $3,296,043
               Wisconsin - 1.5 %
580,000        Aztalan Wisconsin Exempt Facilities Revenue, 7.5%, 5/$  22,910
1,750,000      Wisconsin Health & Educational, 7.625%, 9/15/39       1,774,600
500,000        Wisconsin Health & Educational Facilities Authority,   503,230
                                                                    $2,300,740
               TOTAL MUNICIPAL BONDS
               (Cost  $155,038,255)                                 $150,196,294
               TOTAL INVESTMENT IN SECURITIES - 97.7%
               (Cost  $155,038,255) (a)                             $150,196,294
               OTHER ASSETS AND LIABILITIES - 2.3%                  $3,602,862
               TOTAL NET ASSETS - 100.0%                            $153,799,156

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2009, the value of these securities amounted to $1,091,552 or 0.7% of total net assets.

(a) At November 30, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $155,039,771 was as follows:

              Aggregate gross unrealized gain for all investments in $2,493,253 there is an excess of value over tax cost

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value            (7,336,730)

               Net unrealized loss                                 $(4,843,477)

(c)            Debt obligation with a variable interest rate.
               Rate shown is rate at end of period.

(d)            Security is in default and is non-income producing.

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical
		securities
              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
		speeds,
                   credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund's assets:
                            Level 1     Level 2    Level 3      Total
Municipal bonds                $0    $150,196,294    $0      $150,196,294
Total                          $0    $150,196,294    $0      $150,196,294



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date January 29, 2010

* Print the name and title of each signing officer under his or her signature.